Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Basic Materials (1.6%)
	Linde plc	3,983,618	771,706
	Ecolab Inc.	1,907,871	377,835
	International Flavors & Fragrances Inc.	786,993	96,556
	FMC Corp.	961,908	84,340
	CF Industries Holdings Inc.	1,609,225	79,174
	Albemarle Corp.	781,122	54,304
*	Axalta Coating Systems Ltd.	776,018	23,397
			1,487,312
Consumer Goods (4.7%)
	NIKE Inc. Class B	9,224,778	866,391
	Colgate-Palmolive Co.	6,321,826	464,717
	Estee Lauder Cos. Inc. Class A	1,630,651	324,418
	Activision Blizzard Inc.	5,653,895	299,204
*,^ Tesla Inc.		990,282	238,529
	Constellation Brands Inc. Class A	1,109,479	229,973
*	Electronic Arts Inc.	2,172,342	212,498
	Hershey Co.	1,098,051	170,187
*	Lululemon Athletica Inc.	860,577	165,687
*	Monster Beverage Corp.	2,811,490	163,235
	McCormick & Co. Inc.	907,024	141,768
	Church & Dwight Co. Inc.	1,821,399	137,042
	Brown-Forman Corp. Class B	2,160,346	135,627
*	Take-Two Interactive Software Inc.	834,251	104,565
*	NVR Inc.	25,594	95,142
	Lamb Weston Holdings Inc.	1,073,773	78,085
	Clorox Co.	463,437	70,382
	DR Horton Inc.	1,295,723	68,298
*	LKQ Corp.	2,158,164	67,874
	Lennar Corp. Class A	1,050,663	58,680
*	Wayfair Inc.	453,979	50,900
*	WABCO Holdings Inc.	377,720	50,520
	Hormel Foods Corp.	983,766	43,020
	Fortune Brands Home & Security Inc.	515,998	28,225
*	Under Armour Inc. Class A	1,383,258	27,582
*	Under Armour Inc. Class C	1,436,513	26,044
	Lennar Corp. Class B	52,199	2,316
	Newell Brands Inc.	369	7
			4,320,916
Consumer Services (19.5%)
*	Amazon.com Inc.	3,098,630	5,378,943
	Home Depot Inc.	8,070,657	1,872,554
	Comcast Corp. Class A	33,423,195	1,506,718
	McDonald's Corp.	5,596,823	1,201,694
	Costco Wholesale Corp.	3,240,844	933,719
*	Netflix Inc.	3,226,559	863,492
	Starbucks Corp.	8,379,980	740,958
	Lowe's Cos. Inc.	5,769,236	634,385
*	Booking Holdings Inc.	313,264	614,815

*	Charter Communications Inc. Class A	1,142,793	470,968
	TJX Cos. Inc.	8,040,421	448,173
	Dollar General Corp.	1,904,156	302,646
	Ross Stores Inc.	2,688,247	295,304
	Yum! Brands Inc.	2,242,978	254,421
	Marriott International Inc. Class A	1,942,216	241,553
*	O'Reilly Automotive Inc.	563,990	224,756
*	Dollar Tree Inc.	1,751,250	199,923
	Hilton Worldwide Holdings Inc.	2,114,452	196,877
*	AutoZone Inc.	180,806	196,106
*	Chipotle Mexican Grill Inc. Class A	204,349	171,749
	Expedia Group Inc.	935,287	125,712
*	Copart Inc.	1,435,496	115,313
*	Ulta Beauty Inc.	409,352	102,604
	Tractor Supply Co.	879,113	79,507
	Domino's Pizza Inc.	303,928	74,338
*	Altice USA Inc. Class A	2,587,662	74,214
	Wynn Resorts Ltd.	674,256	73,305
	FactSet Research Systems Inc.	281,984	68,514
*	Live Nation Entertainment Inc.	1,021,250	67,750
*	Roku Inc.	598,150	60,868
*	Lyft Inc. Class A	1,444,908	59,010
^	Sirius XM Holdings Inc.	8,200,233	51,292
	MGM Resorts International	1,633,434	45,279
	Tiffany & Co.	422,931	39,176
*,^ Uber Technologies Inc.		1,252,933	38,177
	Rollins Inc.	1,086,211	37,007
	Vail Resorts Inc.	148,164	33,716
*,^ Carvana Co. Class A		183,437	12,107
*	Chewy Inc.	335,047	8,235
			17,915,878
Financials (13.7%)
	Visa Inc. Class A	12,729,905	2,189,671
	Mastercard Inc. Class A	6,654,742	1,807,228
	American Tower Corp.	3,263,140	721,578
	S&P Global Inc.	1,815,536	444,770
	Crown Castle International Corp.	3,064,638	426,015
	Prologis Inc.	4,649,052	396,192
	Intercontinental Exchange Inc.	4,128,840	380,968
	Marsh & McLennan Cos. Inc.	3,731,839	373,370
	Charles Schwab Corp.	8,667,160	362,547
	Equinix Inc.	625,218	360,626
	Aon plc	1,738,468	336,515
	Simon Property Group Inc.	2,155,454	335,496
	Public Storage	1,093,960	268,316
	Moody's Corp.	1,185,444	242,815
	Blackstone Group LP	4,875,250	238,107
	AvalonBay Communities Inc.	1,029,463	221,674
	SBA Communications Corp. Class A	833,723	201,052
	Digital Realty Trust Inc.	1,535,746	199,355
	T. Rowe Price Group Inc.	1,649,588	188,465
*	IHS Markit Ltd.	2,808,390	187,825
	Realty Income Corp.	2,345,760	179,873
	Essex Property Trust Inc.	484,500	158,262
	Boston Properties Inc.	1,139,359	147,729
	Welltower Inc.	1,493,634	135,398
	MSCI Inc. Class A	593,115	129,151

Alexandria Real Estate Equities Inc.	836,001	128,778
Equifax Inc.	891,059	125,345
* CBRE Group Inc. Class A	2,355,136	124,846
Arthur J Gallagher & Co.	1,371,584	122,853
First Republic Bank	1,215,357	117,525
* Markel Corp.	96,797	114,404
Mid-America Apartment Communities Inc.	840,665	109,295
Extra Space Storage Inc.	899,965	105,134
Invitation Homes Inc.	3,539,349	104,800
UDR Inc.	2,158,664	104,652
Cboe Global Markets Inc.	823,232	94,598
TD Ameritrade Holding Corp.	2,021,745	94,415
Regency Centers Corp.	1,235,037	85,823
* SVB Financial Group	379,142	79,222
E*TRADE Financial Corp.	1,767,584	77,226
Federal Realty Investment Trust	552,478	75,214
Iron Mountain Inc.	2,116,289	68,547
SEI Investments Co.	944,845	55,987
Sun Communities Inc.	317,446	47,125
MarketAxess Holdings Inc.	132,194	43,294
Vornado Realty Trust	632,790	40,290
Camden Property Trust	356,862	39,615
Interactive Brokers Group Inc.	537,405	28,902
		12,620,888
Health Care (7.9%)
Thermo Fisher Scientific Inc.	2,951,142	859,579
* Celgene Corp.	5,222,254	518,570
Stryker Corp.	2,343,051	506,802
Becton Dickinson and Co.	1,989,105	503,164
* Intuitive Surgical Inc.	849,190	458,503
Zoetis Inc.	3,518,615	438,384
* Boston Scientific Corp.	10,263,151	417,608
* Edwards Lifesciences Corp.	1,532,987	337,119
* Illumina Inc.	1,083,566	329,643
* Vertex Pharmaceuticals Inc.	1,894,660	320,993
Bristol-Myers Squibb Co.	6,025,006	305,528
* IQVIA Holdings Inc.	1,299,578	194,131
* IDEXX Laboratories Inc.	634,588	172,564
* Regeneron Pharmaceuticals Inc.	596,973	165,600
Baxter International Inc.	1,881,736	164,595
* Alexion Pharmaceuticals Inc.	1,570,173	153,783
ResMed Inc.	1,059,041	143,087
* Centene Corp.	2,896,276	125,293
Teleflex Inc.	340,792	115,784
Cooper Cos. Inc.	364,782	108,340
* DexCom Inc.	672,149	100,312
* Incyte Corp.	1,347,504	100,025
* WellCare Health Plans Inc.	370,744	96,086
* Align Technology Inc.	529,861	95,863
* BioMarin Pharmaceutical Inc.	1,322,854	89,160
* Exact Sciences Corp.	954,443	86,253
* Varian Medical Systems Inc.	671,217	79,935
* Seattle Genetics Inc.	876,414	74,846
* Alnylam Pharmaceuticals Inc.	819,737	65,923
* ABIOMED Inc.	317,750	56,525

* Jazz Pharmaceuticals plc	396,490	50,806
		7,234,804
Industrials (13.9%)
Boeing Co.	3,939,571	1,498,889
Accenture plc Class A	4,696,526	903,377
* PayPal Holdings Inc.	8,239,845	853,566
Union Pacific Corp.	5,191,589	840,934
Lockheed Martin Corp.	1,768,805	689,940
United Parcel Service Inc. Class B	5,145,786	616,568
Fidelity National Information Services Inc.	4,521,824	600,317
Automatic Data Processing Inc.	3,038,766	490,518
* Fiserv Inc.	4,257,678	441,053
Danaher Corp.	2,378,171	343,479
Sherwin-Williams Co.	612,018	336,530
Global Payments Inc.	2,081,312	330,929
Roper Technologies Inc.	766,608	273,372
Amphenol Corp. Class A	2,192,531	211,579
Paychex Inc.	2,383,957	197,320
TransDigm Group Inc.	373,448	194,443
* FleetCor Technologies Inc.	638,108	182,997
Verisk Analytics Inc. Class A	1,144,977	181,067
Waste Connections Inc.	1,943,521	178,804
Agilent Technologies Inc.	2,285,064	175,104
Cintas Corp.	642,127	172,154
Illinois Tool Works Inc.	1,071,012	167,603
* CoStar Group Inc.	269,405	159,811
* Square Inc.	2,525,587	156,460
AMETEK Inc.	1,683,147	154,547
Vulcan Materials Co.	975,081	147,471
Fortive Corp.	2,099,301	143,928
Rockwell Automation Inc.	862,473	142,136
Fastenal Co.	4,226,679	138,086
* Keysight Technologies Inc.	1,382,825	134,480
* Mettler-Toledo International Inc.	181,399	127,777
Martin Marietta Materials Inc.	460,241	126,152
TransUnion	1,384,284	112,279
Xylem Inc.	1,326,992	105,655
Broadridge Financial Solutions Inc.	842,400	104,820
* Waters Corp.	467,492	104,358
Kansas City Southern	736,435	97,953
Wabtec Corp.	1,342,368	96,463
Expeditors International of Washington Inc.	1,259,266	93,551
Old Dominion Freight Line Inc.	530,728	90,208
Ball Corp.	1,223,549	89,087
Masco Corp.	2,133,576	88,927
* Trimble Inc.	1,855,919	72,028
JB Hunt Transport Services Inc.	629,556	69,660
HEICO Corp. Class A	530,711	51,643
Jack Henry & Associates Inc.	283,787	41,424
HEICO Corp.	297,636	37,169
* IPG Photonics Corp.	254,882	34,562
Cognex Corp.	597,690	29,365
Hubbell Inc. Class B	200,508	26,347
FLIR Systems Inc.	499,743	26,281
AO Smith Corp.	509,838	24,324
* XPO Logistics Inc.	339,680	24,311

	Robert Half International Inc.	411,561	22,907
			12,754,713
Oil & Gas (1.4%)
	EOG Resources Inc.	4,279,978	317,660
	ONEOK Inc.	3,043,899	224,305
	Pioneer Natural Resources Co.	1,231,961	154,944
	Diamondback Energy Inc.	1,202,275	108,096
*	Cheniere Energy Inc.	1,703,325	107,412
	Concho Resources Inc.	1,482,104	100,635
	Noble Energy Inc.	3,525,029	79,172
	Targa Resources Corp.	1,715,694	68,919
	Hess Corp.	1,009,820	61,074
	Cabot Oil & Gas Corp.	3,087,991	54,256
	Apache Corp.	1,385,426	35,467
*	Continental Resources Inc.	551,807	16,990
	Occidental Petroleum Corp.	1	—
			1,328,930
Technology (37.0%)
	Microsoft Corp.	56,270,855	7,823,337
	Apple Inc.	29,974,264	6,713,336
*	Facebook Inc. Class A	17,729,365	3,157,245
*	Alphabet Inc. Class A	2,207,022	2,695,083
*	Alphabet Inc. Class C	2,176,255	2,652,855
*	Adobe Inc.	3,577,346	988,242
*	salesforce.com Inc.	6,139,812	911,394
	Texas Instruments Inc.	6,878,586	888,988
	Broadcom Inc.	2,786,704	769,325
	NVIDIA Corp.	4,263,266	742,107
	Intuit Inc.	1,815,389	482,785
*	ServiceNow Inc.	1,382,094	350,845
*	Micron Technology Inc.	8,136,318	348,641
	L3Harris Technologies Inc.	1,645,851	343,390
	Applied Materials Inc.	6,809,173	339,778
	Analog Devices Inc.	2,722,970	304,237
	Lam Research Corp.	1,065,379	246,220
*	Autodesk Inc.	1,618,849	239,104
*	Advanced Micro Devices Inc.	8,001,736	231,970
*	Twitter Inc.	5,413,148	223,022
*	Workday Inc. Class A	1,194,131	202,954
	KLA Corp.	1,173,906	187,179
	Xilinx Inc.	1,862,000	178,566
	Microchip Technology Inc.	1,754,653	163,025
*	Synopsys Inc.	1,107,782	152,043
	Cerner Corp.	2,229,583	151,991
*	VeriSign Inc.	785,288	148,129
*	Veeva Systems Inc. Class A	958,794	146,398
*	ANSYS Inc.	619,917	137,225
*	Palo Alto Networks Inc.	672,072	136,988
*	Cadence Design Systems Inc.	2,065,051	136,459
*	Splunk Inc.	1,106,932	130,463
*	IAC/InterActiveCorp	578,709	126,141
	Maxim Integrated Products Inc.	1,999,619	115,798
*	Snap Inc.	6,915,671	109,268
*	Akamai Technologies Inc.	1,155,299	105,571
	Motorola Solutions Inc.	610,176	103,980
	Skyworks Solutions Inc.	1,265,644	100,302

*	Arista Networks Inc.			395,466	94,485
*	Twilio Inc. Class A			851,101	93,587
*	Gartner Inc.			631,184	90,253
	Citrix Systems Inc.			916,630	88,473
*	GoDaddy Inc. Class A			1,304,444	86,067
	VMware Inc. Class A			565,351	84,837
*	Fortinet Inc.			1,071,327	82,235
	SS&C Technologies Holdings Inc.			1,589,886	81,990
*	Paycom Software Inc.			366,025	76,679
*	Okta Inc.			766,141	75,434
*	Black Knight Inc.			1,047,365	63,952
*	Dropbox Inc. Class A			1,576,976	31,808
*	F5 Networks Inc.			221,598	31,117
	*,^ Pinterest Inc. Class A			1,138,700	30,119
	Match Group Inc.			392,839	28,064
	*,^ Slack Technologies Inc. Class A			1,144,483	27,159
	*,^ Crowdstrike Holdings Inc. Class A			152,551	8,895
*	Datadog Inc. Class A			176,890	5,998
					34,065,536
	Telecommunications (0.3%)
*	T-Mobile US Inc.			2,204,411	173,642
*	Zayo Group Holdings Inc.			1,480,247	50,180
	*,^ Zoom Video Communications Inc. Class A			177,678	13,539
					237,361
	Utilities (0.0%)
	NRG Energy Inc.			885,736	35,075

	Total Common Stocks (Cost $51,451,871)				92,001,413
		Coupon
	Temporary Cash Investments (0.3%)1
	Money Market Fund (0.3%)
	2,3 Vanguard Market Liquidity Fund	2.098%		3,035,085	303,539

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.157%	11/7/19	3,000	2,995
	United States Treasury Bill	2.135%	11/14/19	5,000	4,989
					7,984
	Total Temporary Cash Investments (Cost $311,508)				311,523
	Total Investments (100.3%) (Cost $51,763,379)				92,312,936
	Other Assets and Liabilities-Net (-0.3%)3				(257,561)
	Net Assets (100%)				92,055,375

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $261,738,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $267,659,000 of collateral received for securities on loan.
4 Securities with a value of $2,995,000 have been segregated as initial margin for open futures contracts.

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	482	71,782	(361)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	92,001,413	—	—
Temporary Cash Investments	303,539	7,984	—
Futures Contracts—Assets[1]	279	—	—
Total	92,305,231	7,984	—
1 Represents variation margin on the last day of the reporting period.